Reconciliation of Segment Measures to the Consolidated Income Statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments
Revenue	€ 30,871	€ 27,842	€ 27,338
Operating profit	4,670	4,656	6,623
Other non-operating income/expense, net	(195)	17	(179)
Financial income, net	(1,385)	2,174	776
Profit before tax	3,090	6,847	7,220
Constant currency
Disclosure of operating segments
Revenue	30,871	27,842
Other revenue	1,067	875
Adjustment for currency impact	1,762	(390)
Adjustment of revenue under fair value accounting	0	0
Other revenue	1,067	875
Other expenses	(1,944)	(1,945)
Adjustment for currency impact	350	(178)
Adjustment of revenue under fair value accounting	0	0
Acquisition related charges	(610)	(622)
Share based payment expenses	(2,614)	(2,794)
Restructuring	(138)	(157)
Operating profit	4,670	4,656
Other non-operating income/expense, net	(195)	17
Financial income, net	(1,385)	2,174
Profit before tax	3,090	6,847
Constant currency | Operating segments
Disclosure of operating segments
Revenue	28,042	27,357
Operating profit	8,560	9,478
Constant currency | Applications, Technology & Services | Operating segments
Disclosure of operating segments
Revenue	26,772	26,400
Operating profit	8,456	9,434
Constant currency | Qualtrics | Operating segments
Disclosure of operating segments
Revenue	1,271	957
Operating profit	104	44
Actual Currency
Disclosure of operating segments
Revenue	30,871	27,842	27,338
Other revenue	1,150	859	921
Adjustment for currency impact	0	0	0
Adjustment of revenue under fair value accounting	0	0	(5)
Other revenue	1,150	859	921
Other expenses	(2,020)	(1,958)	(2,041)
Adjustment for currency impact	0	0	0
Adjustment of revenue under fair value accounting	0	0	(5)
Acquisition related charges	(610)	(622)	(577)
Share based payment expenses	(2,614)	(2,794)	(1,084)
Restructuring	(138)	(157)	3
Operating profit	4,670	4,656	6,623
Other non-operating income/expense, net	(195)	17	(179)
Financial income, net	(1,385)	2,174	776
Profit before tax	3,090	6,847	7,220
Actual Currency | Operating segments
Disclosure of operating segments
Revenue	29,720	26,984	26,422
Operating profit	8,902	9,329	9,408
Actual Currency | Applications, Technology & Services | Operating segments
Disclosure of operating segments
Revenue	28,298	26,054	25,742
Operating profit	8,806	9,284	9,412
Actual Currency | Qualtrics | Operating segments
Disclosure of operating segments
Revenue	1,423	930	681
Operating profit	€ 95	€ 44	€ (4)